Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Effect of Dilutive Shares	The effect of the dilutive shares for the years 2018, 2017 and 2016 is illustrated in the following table.

	2018	2017	2016
Basic weighted average shares outstanding	4,889,420	4,878,691	4,865,968
Dilutive effect of stock options	9,798	17,157	9,670

Dilutive weighted average shares outstanding	4,899,218	4,895,848	4,875,638
Net income	$6,673,127	$3,703,548	$6,736,654

Net income per share-basic	$1.36	$0.76	$1.38
Net income per share-diluted	$1.36	$0.76	$1.38